Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Nov. 05, 2015	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) Customer $ / shares shares	Mar. 31, 2015 USD ($) Customer $ / shares shares	Mar. 31, 2014 USD ($) Customer $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Share consolidation ratio	0.1667
Estimated life recognized for deferred revenue		5 years
Number of customers representing more than 10% of accounts receivable | Customer				0	0
Number of customers representing more than 10% of revenue | Customer				0	0	0
Bad debt expenses		$ 20,000	$ 25,000	$ 91,000	$ 133,000	$ 23,000
Cash equivalents held in money market funds		11,000,000		10,700,000	10,900,000
Capitalized costs		$ 0	$ 0	0	0	0
Advertising expenses incurred				5,600,000	3,700,000	$ 3,200,000
Uncertain tax positions impact to net tax provision				$ 0	$ 0
Weighted average fair value of options granted to employees | $ / shares		$ 3.55	$ 6.36	$ 4.69	$ 4.02	$ 1.56
Non Employees [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of share-based awards issued to non-employees | shares		0	0	0	1	0
Fair Value, Inputs, Level 2 [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets measured at fair value on a recurring basis		$ 0		$ 0	$ 0
Liabilities measured at fair value on a recurring basis		0		0	0
Fair Value, Inputs, Level 3 [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets measured at fair value on a recurring basis		0		0	0
Liabilities measured at fair value on a recurring basis		$ 0		$ 0	$ 0
Customer Relationships [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated life recognized for deferred revenue				5 years